ACCUMULATED OTHER COMPREHENSIVE LOSS - SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ 2,215,825	$ 1,993,142
Other comprehensive income (loss) before reclassifications, net of tax (provision) benefit related to unrealized gains (losses) on available-for-sale securities	(42,088)	(62,069)
Amounts reclassified to earnings	6,937	(2,334)
Net current period other comprehensive (loss) income	(35,151)	(64,403)
Reallocation of accumulated other comprehensive loss (income) related to the noncontrolling interests created in the Match Group IPO	21,131
Balance at end of period	2,010,670	2,215,825
Other comprehensive (loss) income, net of tax provision (benefit) related to unrealized gains (losses) on available-for-sale securities	600	700
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Loss
Balance at beginning of period	(154,645)	(86,848)
Other comprehensive income (loss) before reclassifications, net of tax (provision) benefit related to unrealized gains (losses) on available-for-sale securities	(46,943)	(65,606)
Amounts reclassified to earnings	9,850	(2,191)
Net current period other comprehensive (loss) income	(37,093)	(67,797)
Reallocation of accumulated other comprehensive loss (income) related to the noncontrolling interests created in the Match Group IPO	21,589
Balance at end of period	(170,149)	(154,645)
Unrealized Gains (Losses) On Available-For-Sale Securities
Accumulated Other Comprehensive Loss
Balance at beginning of period	2,542	(852)
Other comprehensive income (loss) before reclassifications, net of tax (provision) benefit related to unrealized gains (losses) on available-for-sale securities	4,855	3,537
Amounts reclassified to earnings	(2,913)	(143)
Net current period other comprehensive (loss) income	1,942	3,394
Reallocation of accumulated other comprehensive loss (income) related to the noncontrolling interests created in the Match Group IPO	(458)
Balance at end of period	4,026	2,542
Amounts reclassified to earnings, tax	200	100
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
Balance at beginning of period	(152,103)	(87,700)
Balance at end of period	$ (166,123)	$ (152,103)